Shareholder Report, Holdings (Details)	Oct. 31, 2025
Columbia Total Return Bond Fund - Class A | Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Total Return Bond Fund - Class A | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.30%
Columbia Total Return Bond Fund - Class A | Short Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Total Return Bond Fund - Class A | Short Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Total Return Bond Fund - Class A | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.70%
Columbia Total Return Bond Fund - Class A | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.70%
Columbia Total Return Bond Fund - Class A | Corporate Bonds Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
Columbia Total Return Bond Fund - Class A | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Columbia Total Return Bond Fund - Class A | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Columbia Total Return Bond Fund - Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Total Return Bond Fund - Class A | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Total Return Bond Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Total Return Bond Fund - Class A | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Total Return Bond Fund - Class C | Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Total Return Bond Fund - Class C | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.30%
Columbia Total Return Bond Fund - Class C | Short Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Total Return Bond Fund - Class C | Short Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Total Return Bond Fund - Class C | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.70%
Columbia Total Return Bond Fund - Class C | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.70%
Columbia Total Return Bond Fund - Class C | Corporate Bonds Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
Columbia Total Return Bond Fund - Class C | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Columbia Total Return Bond Fund - Class C | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Columbia Total Return Bond Fund - Class C | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Total Return Bond Fund - Class C | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Total Return Bond Fund - Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Total Return Bond Fund - Class C | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Total Return Bond Fund - Institutional Class | Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Total Return Bond Fund - Institutional Class | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.30%
Columbia Total Return Bond Fund - Institutional Class | Short Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Total Return Bond Fund - Institutional Class | Short Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Total Return Bond Fund - Institutional Class | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.70%
Columbia Total Return Bond Fund - Institutional Class | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.70%
Columbia Total Return Bond Fund - Institutional Class | Corporate Bonds Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
Columbia Total Return Bond Fund - Institutional Class | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Columbia Total Return Bond Fund - Institutional Class | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Columbia Total Return Bond Fund - Institutional Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Total Return Bond Fund - Institutional Class | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Total Return Bond Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Total Return Bond Fund - Institutional Class | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Total Return Bond Fund - Institutional 2 Class | Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Total Return Bond Fund - Institutional 2 Class | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.30%
Columbia Total Return Bond Fund - Institutional 2 Class | Short Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Total Return Bond Fund - Institutional 2 Class | Short Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Total Return Bond Fund - Institutional 2 Class | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.70%
Columbia Total Return Bond Fund - Institutional 2 Class | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.70%
Columbia Total Return Bond Fund - Institutional 2 Class | Corporate Bonds Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
Columbia Total Return Bond Fund - Institutional 2 Class | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Columbia Total Return Bond Fund - Institutional 2 Class | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Columbia Total Return Bond Fund - Institutional 2 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Total Return Bond Fund - Institutional 2 Class | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Total Return Bond Fund - Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Total Return Bond Fund - Institutional 2 Class | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Total Return Bond Fund - Institutional 3 Class | Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Total Return Bond Fund - Institutional 3 Class | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.30%
Columbia Total Return Bond Fund - Institutional 3 Class | Short Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Total Return Bond Fund - Institutional 3 Class | Short Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Total Return Bond Fund - Institutional 3 Class | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.70%
Columbia Total Return Bond Fund - Institutional 3 Class | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.70%
Columbia Total Return Bond Fund - Institutional 3 Class | Corporate Bonds Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
Columbia Total Return Bond Fund - Institutional 3 Class | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Columbia Total Return Bond Fund - Institutional 3 Class | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Columbia Total Return Bond Fund - Institutional 3 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Total Return Bond Fund - Institutional 3 Class | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Total Return Bond Fund - Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Total Return Bond Fund - Institutional 3 Class | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Total Return Bond Fund - Class R | Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Total Return Bond Fund - Class R | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.30%
Columbia Total Return Bond Fund - Class R | Short Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Total Return Bond Fund - Class R | Short Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Total Return Bond Fund - Class R | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.70%
Columbia Total Return Bond Fund - Class R | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.70%
Columbia Total Return Bond Fund - Class R | Corporate Bonds Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
Columbia Total Return Bond Fund - Class R | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Columbia Total Return Bond Fund - Class R | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Columbia Total Return Bond Fund - Class R | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Total Return Bond Fund - Class R | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Total Return Bond Fund - Class R | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Total Return Bond Fund - Class R | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Total Return Bond Fund - Class S | Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Total Return Bond Fund - Class S | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.30%
Columbia Total Return Bond Fund - Class S | Short Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Total Return Bond Fund - Class S | Short Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Total Return Bond Fund - Class S | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.70%
Columbia Total Return Bond Fund - Class S | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.70%
Columbia Total Return Bond Fund - Class S | Corporate Bonds Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
Columbia Total Return Bond Fund - Class S | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Columbia Total Return Bond Fund - Class S | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Columbia Total Return Bond Fund - Class S | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Total Return Bond Fund - Class S | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Total Return Bond Fund - Class S | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Total Return Bond Fund - Class S | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%